SHAREHOLDER'S CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Dec. 17, 2021 USD ($) $ / shares shares	Jun. 29, 2021 USD ($) Option $ / shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2021 Vote $ / shares shares	Jan. 29, 2021 $ / shares	Mar. 05, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)					354,934,813	375,061,066
Share issue related cost | $				$ 5.9	$ 60.7
Weighted average exercise price of vested share options (US$ per share) | $ / shares						$ 22.22
Weighted average fair value at measurement date, share options granted | $		$ 38.7
Share-based payments | $				45.7	37.9
Share Options
Disclosure of classes of share capital [line items]
Share-based payments | $				18.7	30.5
RSUs
Disclosure of classes of share capital [line items]
Share-based payments | $				$ 26.2	$ 6.9
Tranch A Market Conditions
Disclosure of classes of share capital [line items]
Number of share options vested in share-based payment arrangement (in shares) | Option		4,838,000
Weighted average exercise price of vested share options (US$ per share) | $ / shares							$ 50.00
Period for trading price requirement		20 days
Tranch B Market Conditions
Disclosure of classes of share capital [line items]
Number of share options vested in share-based payment arrangement (in shares) | Option		4,838,000
Weighted average exercise price of vested share options (US$ per share) | $ / shares		$ 60.00
Period for trading price requirement		20 days
Series A Perpetual Convertible Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			28,571,428			28,571,428
Share conversion						25,969,285
Proceeds from issuing shares | $			$ 600.0
Shares issued, price per share (in dollars per share) | $ / shares			$ 21.00			$ 25.20
Percent of issued and outstanding shares						7.20%
Percent of outstanding voting rights of shares						5.40%
Preferred shares, liquidation preference rate			7.00%
Accretion rate for optional redemption amount for a particular quarter in cash			6.00%
Series B Perpetual Convertible Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	8,196,721					8,196,721
Share conversion						6,846,539
Proceeds from issuing shares | $	$ 300.0
Shares issued, price per share (in dollars per share) | $ / shares	$ 36.60					$ 43.92
Percent of issued and outstanding shares						1.90%
Percent of outstanding voting rights of shares						1.40%
Preferred shares, liquidation preference rate			6.00%
Accretion rate for optional redemption amount for a particular quarter in cash			5.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote						1
Number of shares outstanding (in shares)					314,300,421	326,229,953
Shares exchanged, exchange ratio								20.363259
Subordinate voting shares | Patrick Dovigi and/or his affiliates
Disclosure of classes of share capital [line items]
Maximum percent of aggregate of shares issued and outstanding owned						2.00%
Class F
Disclosure of classes of share capital [line items]
Shares exchanged, exchange ratio								26.343032
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)					28,571,428	36,768,149
Multiple voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote						10
Number of shares outstanding (in shares)					12,062,964	12,062,964